COMMITMENTS AND CONTINGENCIES (Details) (Brand Contract, USD $)	0 Months Ended		0 Months Ended
	Feb. 28, 2014 Arian Foster item	Mar. 31, 2014 Arian Foster	Oct. 30, 2013 Vernon Davis item	Mar. 31, 2014 Vernon Davis
COMMITMENTS AND CONTINGENCIES
Percentage of brand income entitled		20.00%	10.00%
One time cash consideration agreed to be paid for future ABI under the brand contract	$ 10,000,000		$ 4,000,000
Cash held in escrow		500,000		200,000
Number of consecutive payments of brand amounts	6		6
Financial obligations due to the counterparty		0		0
Current obligated payment due from counterparty		$ 0		$ 0